UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2010
Check here if Amendment [ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		AR Asset Management, Inc.
Address:	335 North Maple Drive, Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Annie Kim
Title:	Assistant Portfolio Manager
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Annie Kim		Beverly Hills, CA	August 5, 2010

Report Type (Checky only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	101
Form 13F Information Table Value Total:	137,260

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMR Corp                       COM              001765106      136    20000 SH       SOLE                                      20000
AON Corporation                COM              037389103      431    11618 SH       SOLE                                      11618
AT&T Inc                       COM              78387G103     1428    59038 SH       SOLE                                      59038
Alleghany Corp                 COM              017175100      458     1563 SH       SOLE                                       1563
AllianceBernstein Holding LP   COM              01855A101      258    10000 SH       SOLE                                      10000
Altria Group Inc               COM              02209S103     2110   105306 SH       SOLE                                     105306
American Electric Power        COM              025537101      323    10000 SH       SOLE                                      10000
Apple Inc                      COM              037833100     1421     5650 SH       SOLE                                       5650
Archer-Daniels-Midland Corp    COM              039483102      263    10172 SH       SOLE                                      10172
AvalonBay Communities, Inc REI COM              053484101      467     5000 SH       SOLE                                       5000
BP PLC Spons ADR               COM              055622104      906    31362 SH       SOLE                                      31362
Banco Santander SA ADR         COM              05964h105      548    52218 SH       SOLE                                      52218
Bank of America (New)          COM              060505104     1955   136019 SH       SOLE                                     136019
Bank of Hawaii Corporation     COM              062540109      483    10000 SH       SOLE                                      10000
Baxter Int'l Inc               COM              071813109      220     5406 SH       SOLE                                       5406
Berkshire Hathaway Cl B        COM              084670207     1595    20014 SH       SOLE                                      20014
Berkshire Hathaway Inc Cl A    COM              084670108     1800       15 SH       SOLE                                         15
Boeing Co                      COM              097023105      414     6600 SH       SOLE                                       6600
Boston Properties Inc. REIT    COM              101121101      428     6000 SH       SOLE                                       6000
Bristol-Myers Squibb Co        COM              110122108     2084    83544 SH       SOLE                                      83544
Caterpillar Inc                COM              149123101     1832    30500 SH       SOLE                                      30500
Cheung Kong Holding            COM              166744201      341    30000 SH       SOLE                                      30000
Chevron Corp                   COM              166764100     7342   108188 SH       SOLE                                     108188
Chubb Corp                     COM              171232101      200     4000 SH       SOLE                                       4000
Cisco Systems Inc              COM              17275R102      473    22200 SH       SOLE                                      22200
CitiGroup Inc.                 COM              172967101      355    94479 SH       SOLE                                      94479
Coca Cola Enterprises          COM              191219104     1034    40000 SH       SOLE                                      40000
Coca-Cola Co                   COM              191216100     4310    86001 SH       SOLE                                      86001
CommonWealth REIT (frmly HRPT  COM              203233101     7869  1267075 SH       SOLE                                    1267075
ConocoPhillips                 COM              20825c104      967    19700 SH       SOLE                                      19700
Corporate Office Property Trus COM              22002T108      344     9100 SH       SOLE                                       9100
Diageo PLC ADR                 COM              25243Q205     2465    39285 SH       SOLE                                      39285
EOG Resources Inc              COM              26875P101      492     5000 SH       SOLE                                       5000
Emerson Electric Co            COM              291011104      312     7130 SH       SOLE                                       7130
Enterprise Products Partners L COM              293792107     1176    33240 SH       SOLE                                      33240
Expedia Inc (IAC/InterActiveCo COM              30212p105      190    10100 SH       SOLE                                      10100
Exxon Mobil Corporation        COM              30231G102     8990   157526 SH       SOLE                                     157526
Fidelity National Financial, I COM              31620r105      136    10458 SH       SOLE                                      10458
First Industrial Realty Trust  COM              32054k103       96    20000 SH       SOLE                                      20000
Freeport-McMoran Copper & Gold COM              35671d857     1084    18340 SH       SOLE                                      18340
General Electric               COM              369604103     3735   259030 SH       SOLE                                     259030
General Growth Properties - RE COM              370021107      646    48700 SH       SOLE                                      48700
General Mills Inc              COM              370334104      284     8000 SH       SOLE                                       8000
HSBC Holdings Plc Ltd ADR      COM              404280406      926    20302 SH       SOLE                                      20302
Heinz (H.J.)                   COM              423074103      346     8000 SH       SOLE                                       8000
Home Properties Inc - REIT     COM              437306103      676    15000 SH       SOLE                                      15000
Hugoton Royalty Trust Texas    COM              444717102      247    13000 SH       SOLE                                      13000
IStar Financial - REIT         COM              45031U101      319    71450 SH       SOLE                                      71450
Intel Corp                     COM              458140100     1089    56000 SH       SOLE                                      56000
International Business Machine COM              459200101     7136    57792 SH       SOLE                                      57792
JPMorgan Chase & Co.           COM              46625H100     2747    75034 SH       SOLE                                      75034
Johnson & Johnson              COM              478160104     2351    39810 SH       SOLE                                      39810
KeyCorp (New)                  COM              493267108      154    20000 SH       SOLE                                      20000
Kimberly-Clark                 COM              494368103      973    16040 SH       SOLE                                      16040
Kinder Morgan Energy Partners  COM              494550106     3666    56350 SH       SOLE                                      56350
Kraft Foods Inc CL A (Altria s COM              50075n104     1289    46053 SH       SOLE                                      46053
LMP Real Estate Income Fund In COM              755881109      165    20000 SH       SOLE                                      20000
Loews Corp                     COM              540424108     2769    83129 SH       SOLE                                      83129
Lorillard, Inc.                COM              544147101     4918    68331 SH       SOLE                                      68331
Macy's Inc. (formerly Federate COM              55616P104     2084   116414 SH       SOLE                                     116414
McGraw-Hill Companies Inc      COM              580645109      346    12300 SH       SOLE                                      12300
Medco Health Solutions Inc (Me COM              58405U102     1665    30234 SH       SOLE                                      30234
Merck & Co.                    COM              589331107     5689   162670 SH       SOLE                                     162670
Microsoft Corp                 COM              594918104      276    12000 SH       SOLE                                      12000
Nestle ADR                     COM              641069406      386     8000 SH       SOLE                                       8000
New York Community Bancorp, In COM              649445103     1889   123700 SH       SOLE                                     123700
News Corp Inc CL A             COM              65248E104     1039    86854 SH       SOLE                                      86854
Nike Inc., Cl B                COM              654106103      675    10000 SH       SOLE                                      10000
Pall Corp                      COM              696429307      373    10851 SH       SOLE                                      10851
PepsiCo                        COM              713448108     1643    26959 SH       SOLE                                      26959
Pfizer, Inc.                   COM              717081103     2758   193415 SH       SOLE                                     193415
Philip Morris International-Al COM              718172109     5579   121706 SH       SOLE                                     121706
Polo Ralph Lauren Corp Cl A    COM              731572103      219     3000 SH       SOLE                                       3000
Procter & Gamble Co            COM              742718109     2683    44739 SH       SOLE                                      44739
Public Storage - REIT          COM              74460D109      412     4688 SH       SOLE                                       4688
Qualcomm                       COM              747525103      739    22500 SH       SOLE                                      22500
Realty Income Corp - REIT      COM              756109104      224     7400 SH       SOLE                                       7400
Roche Holdings Ltd ADR         COM              771195104     1505    43875 SH       SOLE                                      43875
Royal Dutch Shell PLC - ADR A  COM              780259206     3566    71000 SH       SOLE                                      71000
Sears Holdings Corp            COM              812350106      323     5000 SH       SOLE                                       5000
Singapore Airlines             COM              870794302      919    87911 SH       SOLE                                      87911
Sunstone Hotel Investors, Inc. COM              867892101      436    43902 SH       SOLE                                      43902
Swire Pacific Ltd Spons ADR Rp COM              870794302      457    40000 SH       SOLE                                      40000
Sysco Corp                     COM              871829107      286    10000 SH       SOLE                                      10000
Tanger Factory Outlet REIT     COM              875465106      521    12600 SH       SOLE                                      12600
Target Corp-frmly Dayton Hudso COM              87612E106     1412    28720 SH       SOLE                                      28720
Texas Instruments Inc.         COM              882508104      233    10000 SH       SOLE                                      10000
Tiffany & Co                   COM              886547108      315     8300 SH       SOLE                                       8300
Total SA Spon ADR              COM              89151E109      266     5950 SH       SOLE                                       5950
U.S. Bancorp (Formerly First B COM              902973106      331    14789 SH       SOLE                                      14789
United Technologies Corp       COM              913017109      935    14400 SH       SOLE                                      14400
Verizon                        COM              92343V104      707    25236 SH       SOLE                                      25236
WalMart Stores                 COM              931142103     1240    25800 SH       SOLE                                      25800
Yum Brands Inc (formerly Trico COM              895953107      278     7120 SH       SOLE                                       7120
Zimmer Holdings Inc            COM              98956P102      385     7122 SH       SOLE                                       7122
Corts Tr for Ford Mtr 8% Call                   22082K209      240    10000 SH       SOLE                                      10000
GE Cap 6.625% Pref. Callable 3                  369622527      508    20000 SH       SOLE                                      20000
IStar Financial Pfd REIT 7.5%                   45031u804      304    24000 SH       SOLE                                      24000
MPG Office Tr 7.625% Callable                   559775200      142    10000 SH       SOLE                                      10000
Public Storage Ser I 7.25% Cal                  74460D299      687    27200 SH       SOLE                                      27200
Ford Motor Tr II 6.5% Call 30                   345395206      415     9400 SH       SOLE                                       9400